Biological assets (Details) - Schedule of fair value hierarchy - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Sugarcane [Member] | Level 3 [Member]
Biological assets (Details) - Schedule of fair value hierarchy [Line Items]
Total	R$ 172,560	R$ 120,346
Cattle [Member] | Level 2 [Member]
Biological assets (Details) - Schedule of fair value hierarchy [Line Items]
Total	67,617	46,312
Grains [Member] | Level 3 [Member]
Biological assets (Details) - Schedule of fair value hierarchy [Line Items]
Total	67,358	64,554
Cotton [Member] | Level 3 [Member]
Biological assets (Details) - Schedule of fair value hierarchy [Line Items]
Total	R$ 15,347	R$ 13,862